Amplify Junior Silver Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Materials - 99.7% (a)
AbraSilver Resource Corp. (b)	4,285,468	$ 43,224,703
Aftermath Silver Ltd. (b)	7,774,089	3,506,902
Alaska Silver Corp. (b)	1,193,299	580,353
Americas Gold & Silver Corp. (b)	15,011,959	70,999,292
Andean Precious Metals Corp. (b)	2,171,032	8,906,013
Argent Minerals Ltd. (b)	34,104,444	496,178
Avino Silver & Gold Mines Ltd. (b)(c)	8,800,425	55,794,695
Aya Gold & Silver, Inc. (b)	5,787,103	109,562,352
BMC Minerals Ltd. (b)	1,335,875	2,720,949
Boliden AB	3,313,880	187,228,921
Bunker Hill Mining Corp. (b)	419,868	1,390,928
Chesapeake Gold Corp. (b)	1,036,423	2,483,763
Cia de Minas Buenaventura SAA - ADR (c)	5,295,391	155,102,002
Coeur Mining, Inc.	6,706,035	109,442,491
Copper Fox Metals, Inc. (b)	3,336,102	1,457,891
Endeavour Silver Corp. (b)(c)	17,652,773	146,164,960
Falco Resources Ltd. (b)	3,814,046	1,303,833
First Majestic Silver Corp. (c)	19,409,479	329,184,764
First Mining Gold Corp. (b)	31,119,014	13,599,146
Franco-Nevada Corp.	302,788	63,113,131
Fresnillo PLC	722,904	26,299,106
GoGold Resources, Inc. (b)	8,330,176	18,671,337
Guanajuato Silver Co. Ltd. (b)	14,947,617	4,846,452
Hecla Mining Co.	21,229,780	327,575,505
Hochschild Mining PLC	6,121,437	37,584,635
Hycroft Mining Holding Corp. (b)(c)	6,277,298	146,888,773
i-80 Gold Corp. (b)(c)	18,662,686	26,874,268
IMPACT Silver Corp. (b)	6,029,867	1,253,787
Industrias Penoles SAB de CV	401,336	17,531,197
KGHM Polska Miedz SA	1,997,338	176,016,125
Manuka Resources Ltd. (b)	63,130,948	3,411,491
McEwen, Inc. (b)(c)	1,311,267	23,773,271
Minco Silver Corp. (b)	159,900	54,662
Minera Frisco SAB de CV (b)	208,826	155,361
New Pacific Metals Corp. (b)(c)	3,913,020	15,730,340
OR Royalties, Inc.	3,244,483	102,622,997
Osisko Metals, Inc. (b)	16,219,659	20,463,922
Pan American Silver Corp.	2,189,839	98,082,889
Panoro Minerals Ltd. (b)(c)	5,286,319	5,738,101
Paramount Gold Nevada Corp. (b)	4,553,669	5,191,183
Perpetua Resources Corp. (b)(c)	4,890,852	101,534,088
Royal Gold, Inc.	192,535	38,431,911
Santacruz Silver Mining Ltd. (b)	1,815,503	11,772,777
Seabridge Gold, Inc. (b)(c)	4,233,643	108,973,971
Sierra Madre Gold And Silver Ltd. (b)	2,063,944	2,080,310
Silver Mines Ltd. (b)	75,542,965	6,280,331
Silver Mountain Resources, Inc. (b)	1,832,721	4,211,222
Silver Storm Mining Ltd. (b)	17,412,810	5,523,006
Silvercorp Metals, Inc. (c)	10,727,041	108,343,114
Skeena Resources Ltd. (b)	2,824,782	75,261,152
Sotkamo Silver AB (b)	14,316,229	6,309,773
SSR Mining, Inc. (b)	5,832,731	164,949,633
Teuton Resources Corp. (b)	46,355	60,119

Trevali Mining Corp. (b)(d)	967,999		0
Trilogy Metals, Inc. (b)(c)	8,379,361		29,411,557
Triple Flag Precious Metals Corp.	2,949,574		88,398,733
Troilus Mining Corp. (b)	13,371,436		15,739,417
Tudor Gold Corp. - Class A (b)	6,548,210		3,692,383
Valor Gold Corp. (b)(c)	2,163,322		5,641,790
Vizsla Silver Corp. (b)(c)	25,691,653		84,782,455
Volcan Cia Minera SAA (b)	14,488,014		3,611,806
West Vault Mining, Inc. (b)	18,611		19,021
Western Copper & Gold Corp. (b)	8,466,144		18,964,163
Wheaton Precious Metals Corp.	1,347,830		151,388,266
TOTAL COMMON STOCKS (Cost $2,805,526,873)			3,400,409,667

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (e)	318,985,763		318,985,763
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $318,985,763)			318,985,763

MONEY MARKET FUNDS - 0.3%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	10,586,747		10,586,747
TOTAL MONEY MARKET FUNDS (Cost $10,586,747)			10,586,747

TOTAL INVESTMENTS - 109.4% (Cost $3,135,099,383)			3,729,982,177
Liabilities in Excess of Other Assets - (9.4)%		(0.09381)	(319,892,539)
TOTAL NET ASSETS - 100.0%			$ 3,410,089,638

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $305,359,960.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Junior Silver Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,400,409,667	$ –	$ 0	$ 3,400,409,667
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	318,985,763
Money Market Funds	10,586,747	–	–	10,586,747
Total Investments	$ 3,410,996,414	$ –	$ 0	$ 3,729,982,177

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.